Other Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Other Assets And Liabilities
Other Assets and Liabilities

20.	Other Assets and Liabilities

Assets		12.31.2022	12.31.2021
Escrow account and/ or collateral	(a)	1,087	961
Advances to suppliers	(b)	1,561	308
Prepaid expenses	(c)	363	297
Derivatives transactions	(d)	54	31
Assets related to E&P partnerships	(e)	71	262
Others		194	201
		3,330	2,060
Current		1,777	1,573
Non-Current		1,553	487

Liabilities		12.31.2022	12.31.2021
Obligations arising from divestments	(f)	1,355	1,106
Contractual retentions	(g)	601	521
Advances from customers	(h)	906	606
Provisions for environmental expenses, R&D and fines	(i)	674	568
Other taxes	(j)	293	143
Unclaimed dividends	(k)	241	81
Derivatives transactions	(d)	147	282
Various creditors		95	84
Others		661	634
		4,973	4,025
Current		3,001	1,875
Non-Current		1,972	2,150

The following references detail the nature of the operations that make up the balances of other assets and liabilities:

a) Amounts deposited for payment of obligations related to the finance agreement with China Development Bank, as well as margin in guarantee for futures and over-the-counter derivatives. In addition, there are amounts in investment funds from escrow accounts related to divestment of TAG and NTS.

b) Amounts whose compensation must be made by supplying materials or providing services contracted with these suppliers.

c) Spending on platform charters and equipment rentals when the start of operations has been postponed due to legal requirements or to the need for technical adjustments.

d) Fair value of open positions and transactions closed but not yet settled.

e) Cash and amounts receivable from partners in E&P consortia operated by Petrobras.

f) Provisions for contractual indemnities and financial reimbursements assumed by Petrobras to be made to the acquirer, referring to abandonment costs of divested assets. The settlement of these provisions follows decommissioning schedules, with payments beginning between two and three months after the date expected for the execution of operations, according to the contractual terms for reimbursement of abandonment of the respective oil fields.

g) Retained amounts from obligations with suppliers to guarantee the execution of the contract, accounted for when the obligations with suppliers are due. Contractual retentions will be paid to suppliers at the end of the contract, upon issuance of the contract termination term.

h) Amounts related to the advances or cash receipt from third parties, related to the sale of products or services.

i) Accrued amounts for environmental compensation assumed by the Company in the course of its operations and research projects.

j) Non-current portion of other taxes (see note 16).

k) Dividends made available to shareholders and not paid due to the existence of pending registration issues for which the shareholders are responsible with the custodian bank for the shares and with Petrobras, according to note 33.

Accounting policy for other assets and liabilities

The accounting recognition of obligations arising from divestment is at present value, using a risk-free discount rate, adjusted to the company's credit risk, being the best estimate of the disbursement required to settle the present obligation on the statement of financial position date. The obligations are subject to significant changes as activity execution schedules are updated and detailed by buyers.